Debt (AerFunding revolving credit facility and credit agreement) (Details) - AerFunding Revolving Credit Facility		12 Months Ended
	Dec. 11, 2017	Dec. 31, 2020
Term Out Period
Debt Instrument [Line Items]
Debt instrument term	32 months
Charitable Trust
Debt Instrument [Line Items]
Ownership percentage		95.00%
AerCap Ireland
Debt Instrument [Line Items]
Ownership percentage		5.00%